LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES	9 Months Ended
Sep. 30, 2018
Long-term Debt, Excluding Current Maturities [Abstract]
LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES
NOTE 5:-	LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES

Banks and others:

	Interest
	September 30,	September 30,	December 31,
	2018	2018	2017
Linkage terms:	%	Unaudited

U.S. dollar	5	184	290
NIS - fix interest rate	5-5.6	267	398

		451	688
Less - current maturities (trade payables)		(300)	(300)

		151	388

*)	The amounts are presented net of $ 215 and $ 911 that were classified to short term debt as of September 30, 2018 and December 31, 2017, respectively.

Minimum future payments at September 30, 2018 due under the long-term (including capital lease) debt are as follows:

Long-term loan

First year	300
Second year	135
Third year	16

451

Long-term debt includes capital leases in the amounts of $ 451 and $ 688 and current maturities of long-term debt of $ 300 and $ 300 at September 30, 2018 and December 31, 2017, respectively. The current maturities are classified to the trade payable balance as of September 30, 2018 and December 31, 2017, respectively.

As to pledges securing the loans, see Note 6a.